Subsequent events (Details) $ / shares in Units, $ in Thousands	Aug. 03, 2022 USD ($) $ / shares shares
Share purchase agreement with StarBlue seller
Subsequent events
Number of shares issued	857,144,000
Number of shares issuable	10,981,314,000
NCIB | Common shares
Subsequent events
Number of treasury shares cancelled	16,200
Average price per share of treasury share | $ / shares	$ 7.85
Total consideration of treasury shares | $	$ 127
Number of shares purchased	14,700
Average price per share | $ / shares	$ 6.81
Total consideration | $	$ 100